Supplement to the
Fidelity Advisor® Strategic Income Fund
March 1, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
RSI-PSTK-1225-105 1.9894140.105	December 12, 2025
Supplement to the
Fidelity Advisor® Limited Term Bond Fund
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
BTL-PSTK-1225-104 1.9585866.104	December 12, 2025
Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
LTB-PSTK-1225-147 1.756204.147	December 12, 2025
Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of Fidelity Advisor® Strategic Income Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
SI-PSTK-1225-155 1.743365.155	December 12, 2025